Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
.Schedule of significant components of the provision for income taxes

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Current	$1,357,135	$1,119,640	$904,761
Deferred	46,745	33,323	303,049
Provision for income taxes	$1,403,880	$1,152,963	$1,207,810

Schedule of effective tax rate

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(8.8%)	(7.6%)	(10.3%)
Change in valuation allowance	0.7%	0.5%	0.7%
Permanent difference*	0.1%	0.1%	0.1%
Effective tax rate	17.0%	18.0%	15.5%

*	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.

Schedule of deferred tax assets

	December 31, 2023	December 31, 2022

Allowance for doubtful accounts	$400,704	$444,857
Net operating loss carryforwards	334,805	321,754
Valuation allowance	(482,627)	(462,144)
Deferred tax assets, net	$252,882	$304,467

Schedule of taxes payable

	December 31, 2023	December 31, 2022

VAT taxes payable	$775,847	$1,463,890
Income taxes payable	4,633,460	3,346,842
Other taxes payable	14,648	52,845
Totals	$5,423,955	$4,863,577